GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

September 17, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

          RE:     Frontegra Funds, Inc.
                    (Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

          Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A.

          This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, to register shares of the Frontegra IronBridge Global Focus Fund.  It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statement of Additional Information for the other series of the Company.  The Company is making a request, by separate letter, for acceleration of efffectiveness of this Post-Effective Amendment as of September 18, 2009 at 3:00 p.m. (Central Time).

          If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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